UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-01737

                      GREAT WEST VARIABLE ANNUITY ACCOUNT A
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                BEVERLY A. BYRNE
                           Vice-President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004


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Item 1.  Schedule of Investments

Maxim Series Fund, Inc.

Variable Annuity Account A
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 3.32%
      1,350 Lockheed Martin Corp                                          75,303
      3,200 Rockwell Collins                                             118,848
                                                                        $194,151

AUTO PARTS & EQUIPMENT --- 3.11%
      3,200 Johnson Controls Inc                                         181,792
                                                                        $181,792

BANKS --- 7.65%
      5,123 Regions Financial Corp                                       169,366
      2,500 SouthTrust Corp                                              104,150
      3,700 Wachovia Corp                                                173,715
                                                                        $447,231

BUILDING MATERIALS --- 3.05%
      3,500 Vulcan Materials Co                                          178,325
                                                                        $178,325

CHEMICALS --- 2.62%
      2,500 PPG Industries Inc                                           153,200
                                                                        $153,200

COMMUNICATIONS - EQUIPMENT --- 2.19%
      7,100 Motorola Inc                                                 128,084
                                                                        $128,084

COMPUTER HARDWARE & SYSTEMS --- 1.70%
      2,800 Dell Inc*                                                     99,680
                                                                         $99,680

ELECTRIC COMPANIES --- 3.09%
      4,300 Consolidated Edison Inc                                      180,772
                                                                        $180,772

ELECTRONIC INSTRUMENT & EQUIP --- 2.12%
      3,200 Rockwell Automation Inc                                      123,840
                                                                        $123,840

ELECTRONICS - SEMICONDUCTOR --- 1.51%
      4,400 Intel Corp                                                    88,264
                                                                         $88,264

FINANCIAL SERVICES --- 2.87%
      4,224 JPMorgan Chase & Co                                          167,820
                                                                        $167,820

FOOD & BEVERAGES --- 2.40%
      3,000 Hershey Foods Corp                                           140,130
                                                                        $140,130

HOUSEHOLD GOODS --- 9.24%
      2,900 Kimberly-Clark Corp                                          187,311
      4,500 Leggett & Platt Inc                                          126,450
      5,900 Maytag Corp                                                  108,383
      5,900 Newell Rubbermaid Inc                                        118,236
                                                                        $540,380

INSURANCE RELATED --- 11.02%
          0 Allstate Corp                                                      0
      2,500 Allstate Corp                                                119,975
      2,600 Hartford Financial Services Group Inc                        161,018
      3,800 Lincoln National Corp                                        178,600
      3,475 Torchmark Corp                                               184,801
                                                                        $644,394

LEISURE & ENTERTAINMENT --- 2.82%
     10,220 Time Warner Inc*                                             164,951
                                                                        $164,951

OFFICE EQUIPMENT & SUPPLIES --- 2.41%
     10,000 Xerox Corp*                                                  140,800
                                                                        $140,800

OIL & GAS --- 8.97%
      2,424 Exxon Mobil Corp                                             117,152
      2,100 Schlumberger Ltd                                             141,351
      2,530 Sunoco Inc                                                   187,169
      2,200 Transocean Sedco Forex Inc*                                   78,716
                                                                        $524,388

PHARMACEUTICALS --- 4.65%
      3,200 Johnson & Johnson                                            180,256
      2,780 Merck & Co Inc                                                91,740
                                                                        $271,996

PRINTING & PUBLISHING --- 3.01%
      2,100 Gannett Co Inc                                               175,896
                                                                        $175,896

RESTAURANTS --- 2.72%
      5,100 Brinker International Inc*                                   158,865
                                                                        $158,865

RETAIL --- 7.15%
      4,400 Albertson's Inc                                              105,292
      4,600 Costco Wholesale Corp                                        191,175
      3,050 Sears Roebuck & Co                                           121,543
                                                                        $418,010

SPECIALIZED SERVICES --- 1.69%
      8,000 Adecco SA                                                     99,040
                                                                         $99,040

TEXTILES --- 2.52%
      3,900 Liz Claiborne Inc                                            147,108
                                                                        $147,108

UTILITIES --- 8.17%
      3,500 Constellation Energy Group                                   139,440
      7,400 Duke Energy Corp                                             169,386
      4,600 NICOR Inc                                                    168,820
                                                                        $477,646

TOTAL COMMON STOCK --- 100.00%                                        $5,846,763
(Cost $4,606,600)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100%                             $5,846,763
(Cost $4,606,600)

Legend
* Non-income Producing Security

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Variable Annuity Account A utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Variable Annuity Account A Committee. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.


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Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. (b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT WEST VARIABLE ANNUITY ACCOUNT A

By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    November 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    November 22, 2004


By:      /s/ G.R. McDonald
         G.R. McDonald
         Treasurer


Date:    November 22, 2004